Payden Global Low Duration Fund
1
Schedule of Investments
- January 31, 2026 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bond (98%)
Canada (USD) (11%
)
175,000 Bank of Nova Scotia , ( U.S. Secured Overnight
Financing Rate + 0.730% ) , 4.25% , 2/02/30 (a) $ 175
195,000 Bank of Nova Scotia , ( U.S. Secured Overnight
Financing Rate + 0.890% ) , 4.93% , 2/14/29 (a) 199
75,000 Canadian Imperial Bank of Commerce , ( Secured
Overnight Financing Rate + 0.790% ) , 4.28% ,
1/29/30 (a) 75
700,000 Canadian Imperial Bank of Commerce 144A ,
4.41% , 6/08/28 (b) 710
500,000 CDP Financial Inc. 144A , ( Secured Overnight
Financing Rate + 0.500% ) , 4.35% ,
5/05/28 (a) (b) 502
300,000 CPPIB Capital Inc. 144A , 3.75% , 10/08/27 (b) 301
80,000 Enbridge Inc. , 4.20% , 11/20/28 80
250,000 National Bank of Canada , ( Secured Overnight
Financing Rate + 0.760% ) , 4.17% , 1/20/29 (a) 251
300,000 OMERS Finance Trust , 4.00% , 4/20/28 (c) 302
300,000 Ontario Teachers' Finance Trust 144A , 4.25% ,
4/25/28 (b) 303
300,000 Province of British Columbia Canada , 4.70% ,
1/24/28 306
500,000 PSP Capital Inc. 144A , 3.50% , 6/29/27 (b) 499
235,000 Rogers Communications Inc. , 3.20% , 3/15/27 233
215,000 Royal Bank of Canada , ( U.S. Secured Overnight
Financing Rate + 0.890% ) , 4.50% , 8/06/29 (a) 217
4,153
Cayman Islands (USD) (3%
)
250,000 ARES Loan Funding III Ltd. 2022-ALF3A
144A , ( 3 mo. Term Secured Overnight
Financing Rate + 1.270% ) , 4.94% ,
7/25/36 (a) (b) 251
250,000 KKR CLO Ltd. 28A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 1.120% ) ,
4.79% , 2/09/35 (a) (b) 250
142,131 LoanCore Issuer Ltd. 2021-CRE5 144A , ( 1
mo. Term Secured Overnight Financing Rate +
1.864% ) , 5.54% , 7/15/36 (a) (b) 142
153,229 Palmer Square Loan Funding Ltd. 2024-
1A 144A , ( 3 mo. Term Secured Overnight
Financing Rate + 1.050% ) , 4.72% ,
10/15/32 (a) (b) 153
250,000 Suci Second Investment Co. , 6.00% ,
10/25/28 (c) 261
1,057
Chile (USD) (1%
)
250,000 Chile Government International Bond , 2.75% ,
1/31/27 245
Denmark (USD) (1%
)
235,000 Danske Bank A/S 144A , ( 1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
0.730% ) , 1.55% , 9/10/27 (a) (b) 231
210,000 Danske Bank A/S 144A , ( 1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.750% ) , 4.30% , 4/01/28 (a) (b) 211
442
Principal
or Shares Security Description
Value
(000)
France (USD) (3%
)
215,000 BNP Paribas SA 144A , ( U.S. Secured
Overnight Financing Rate + 1.450% ) , 4.79% ,
5/09/29 (a) (b) $ 218
300,000 Caisse d'Amortissement de la Dette Sociale
144A , 3.75% , 9/12/27 (b) 301
400,000 Caisse d'Amortissement de la Dette Sociale
144A , 4.25% , 1/24/27 (b) 402
250,000 Credit Agricole SA 144A , ( U.S. Secured
Overnight Financing Rate + 1.860% ) , 6.32% ,
10/03/29 (a) (b) 263
1,184
Ireland (USD) (1%
)
165,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 4.88% , 4/01/28 167
200,000 Icon Investments Six DAC , 5.81% , 5/08/27 204
371
Japan (USD) (2%
)
200,000 Mitsubishi UFJ Financial Group Inc. , ( 1 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.380% ) , 5.42% , 2/22/29 (a) 206
200,000 Sumitomo Mitsui Financial Group Inc. , 1.90% ,
9/17/28 189
200,000 Sumitomo Mitsui Financial Group Inc. , 4.11% ,
1/15/29 200
595
Jersey (USD) (1%
)
250,000 Dryden CLO Ltd. 2022-113A 144A , ( 3 mo.
Term Secured Overnight Financing Rate +
1.090% ) , 4.76% , 10/15/37 (a) (b) 250
250,000 Neuberger Berman Loan Advisers CLO
Ltd. 2022-51A 144A , ( 3 mo. Term Secured
Overnight Financing Rate + 1.280% ) , 4.95% ,
10/23/36 (a) (b) 251
501
Luxembourg (USD) (0%
)
200,000 ArcelorMittal SA , 6.55% , 11/29/27 208
Netherlands (USD) (3%
)
210,000 ABN AMRO Bank NV 144A , 4.20% ,
7/07/28 (b) 212
200,000 ABN AMRO Bank NV 144A , ( 1 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.650% ) , 6.34% , 9/18/27 (a) (b) 203
300,000 BNG Bank NV , 3.63% , 10/01/26 (c) 300
300,000 BNG Bank NV 144A , 4.25% , 1/25/29 (b) 304
200,000 Enel Finance International NV 144A , 5.13% ,
6/26/29 (b) 205
1,224
New Zealand (USD) (0%
)
200,000 ANZ New Zealand Int'l Ltd. 144A , 4.00% ,
1/22/29 (b) 200
Norway (USD) (1%
)
210,000 DNB Bank ASA 144A , ( 1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
0.680% ) , 1.61% , 3/30/28 (a) (b) 204
200,000 Var Energi ASA 144A , 7.50% , 1/15/28 (b) 212
416
Panama (USD) (1%
)
30,000 Carnival Corp. 144A , 5.13% , 5/01/29 (b) 30

Payden Mutual Funds
Payden Global Low Duration Fund
continued
Principal
or Shares Security Description
Value
(000)
35,000 Carnival Corp. 144A , 5.75% , 3/15/30 (b) $ 36
225,000 Intercorp Financial Services Inc. 144A , 4.13% ,
10/19/27 (b) 224
290
Poland (USD) (1%
)
250,000 Bank Gospodarstwa Krajowego , 6.25% ,
10/31/28 (c) 265
Qatar (USD) (1%
)
250,000 QatarEnergy , 1.38% , 9/12/26 (c) 246
Spain (USD) (1%
)
200,000 Banco Santander SA , ( 1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
0.950% ) , 5.37% , 7/15/28 (a) 204
200,000 CaixaBank SA 144A , ( U.S. Secured Overnight
Financing Rate + 1.140% ) , 4.63% ,
7/03/29 (a) (b) 202
406
Supranational (USD) (2%
)
350,000 Asian Development Bank , ( Secured Overnight
Financing Rate + 0.300% ) , 4.00% , 6/20/28 (a) 350
250,000 Asian Development Bank , 4.75% , 2/12/30 252
220,000 International Bank for Reconstruction &
Development Series GDIF , 4.75% , 7/30/29 (d) 221
95,000 NXP BV/NXP Funding LLC/NXP USA Inc. ,
4.30% , 8/19/28 95
918
Sweden (USD) (1%
)
500,000 Svensk Exportkredit AB , 4.13% , 6/14/28 505
Switzerland (USD) (1%
)
200,000 UBS Group AG 144A , ( U.S. Secured
Overnight Financing Rate + 0.840% ) , 4.15% ,
12/23/29 (a) (b) 200
200,000 UBS Group AG 144A , ( 1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.600% ) , 6.33% , 12/22/27 (a) (b) 204
404
United Arab Emirates (USD) (1%
)
250,000 MDGH GMTN RSC Ltd. , 3.00% , 3/28/27 (c) 247
United Kingdom (USD) (1%
)
200,000 Barclays PLC , ( U.S. Secured Overnight
Financing Rate + 1.080% ) , 4.48% ,
11/11/29 (a) 201
50,000 Rio Tinto Finance USA PLC , 4.50% , 3/14/28 51
252
United States (USD) (61%
)
35,000 AAR Escrow Issuer LLC 144A , 6.75% ,
3/15/29 (b) 36
20,000 Albertsons Cos. Inc. 144A , 5.63% , 3/31/32 (b) 20
20,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A , 5.50% ,
3/31/31 (b) 20
60,000 Alliant Energy Finance LLC 144A , 5.40% ,
6/06/27 (b) 61
70,000 Allison Transmission Inc. 144A , 4.75% ,
10/01/27 (b) 70
223,723 Ally Bank Auto Credit-Linked Notes Series
2025-B 144A , 4.94% , 9/15/33 (b) 225
199,458 Ally Bank Auto Credit-Linked Notes Series
2025-A 144A , 4.99% , 6/15/33 (b) 200
Principal
or Shares Security Description
Value
(000)
40,000 Ally Financial Inc. , ( Secured Overnight
Financing Rate + 1.960% ) , 5.74% , 5/15/29 (a) $ 41
125,000 American Express Co. , ( U.S. Secured Overnight
Financing Rate + 1.260% ) , 4.73% , 4/25/29 (a) 127
35,000 American Honda Finance Corp. , 4.15% ,
1/08/29 35
145,000 Amrize Finance U.S. LLC , 4.70% , 4/07/28 147
160,000 Antero Resources Corp. 144A , 5.38% ,
3/01/30 (b) 162
175,000 Ares Strategic Income Fund 144A , 5.45% ,
9/09/28 (b) 177
240,000 Athene Global Funding 144A , 5.52% ,
3/25/27 (b) 244
45,000 Aviation Capital Group LLC 144A , 4.25% ,
4/30/29 (b) 45
45,000 Aviation Capital Group LLC 144A , 4.75% ,
4/14/27 (b) 45
35,000 Axon Enterprise Inc. 144A , 6.13% , 3/15/30 (b) 36
205,000 Bank of America Corp. , ( U.S. Secured
Overnight Financing Rate + 1.110% ) , 4.62% ,
5/09/29 (a) 208
13,930,129 Benchmark Mortgage Trust 2018-B6 , 0.39% ,
10/10/51 (e) 95
100,000 BHMS Commercial Mortgage Trust 2025-
ATLS 144A , ( 1 mo. Term Secured Overnight
Financing Rate + 1.850% ) , 5.53% ,
8/15/42 (a) (b) 101
85,000 Blue Owl Technology Finance Corp. 144A ,
3.75% , 6/17/26 (b) 85
35,000 Blue Racer Midstream LLC/Blue Racer Finance
Corp. 144A , 7.00% , 7/15/29 (b) 37
90,000 Boeing Co. , 6.26% , 5/01/27 92
80,000 Brandywine Operating Partnership LP , 6.13% ,
1/15/31 78
121,642 BSPRT Issuer Ltd. 2023-FL10 144A , ( 1 mo.
Term Secured Overnight Financing Rate +
2.259% ) , 5.94% , 9/15/35 (a) (b) 122
278,411 BX Commercial Mortgage Trust 2024-
XL4 144A , ( 1 mo. Term Secured Overnight
Financing Rate + 1.442% ) , 5.12% ,
2/15/39 (a) (b) 279
175,000 BX Commercial Mortgage Trust 2024-
XL5 144A , ( 1 mo. Term Secured Overnight
Financing Rate + 1.691% ) , 5.37% ,
3/15/41 (a) (b) 175
200,000 BX Trust 2024-BIO 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.642% ) ,
5.32% , 2/15/41 (a) (b) 200
144,242 BX Trust 2024-CNYN 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.692% ) ,
5.37% , 4/15/41 (a) (b) 145
200,000 BX Trust 2025-VLT7 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.700% ) ,
5.38% , 7/15/44 (a) (b) 201
150,000 BX Trust 2023-LIFE 144A , 5.39% , 2/15/28 (b) 148
250,000 BX Trust 2025-VLT6 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.893% ) ,
5.57% , 3/15/42 (a) (b) 251
200,000 BX Trust 2024-VLT4 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.941% ) ,
5.62% , 6/15/41 (a) (b) 200

Principal
or Shares Security Description
Value
(000)
200,000 BX Trust 2025-VOLT 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 2.100% ) ,
5.78% , 12/15/44 (a) (b) $ 201
2,745,375 Cantor Commercial Real Estate Lending 2019-
CF1 , 1.11% , 5/15/52 (e) 69
75,000 Capital One Financial Corp. , ( U.S. Secured
Overnight Financing Rate + 2.440% ) , 7.15% ,
10/29/27 (a) 77
100,000 CarMax Auto Owner Trust 2024-4 , 5.36% ,
8/15/31 102
150,000 CarMax Auto Owner Trust 2024-3 , 5.67% ,
1/15/31 153
460,683 CARS-DB5 LP 2021-1A 144A , 1.44% ,
8/15/51 (b) 452
75,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A , 5.13% , 5/01/27 (b) 75
210,000 Citigroup Inc. , ( U.S. Secured Overnight
Financing Rate + 1.143% ) , 4.64% , 5/07/28 (a) 212
210,000 Citigroup Inc. , ( U.S. Secured Overnight
Financing Rate + 0.870% ) , 4.79% , 3/04/29 (a) 213
97,081 COLT Mortgage Loan Trust 2025-11 144A ,
5.05% , 11/25/70 (b) (e) 98
77,006 COLT Mortgage Loan Trust 2024-6 144A ,
5.39% , 11/25/69 (b) 78
94,173 COLT Mortgage Loan Trust 2025-8 144A ,
5.48% , 8/25/70 (b) 95
190,000 CommonSpirit Health , 6.07% , 11/01/27 196
98,825 Connecticut Avenue Securities Trust 2024-
R06 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.600% ) , 5.30% ,
9/25/44 (a) (b) 99
100,000 Connecticut Avenue Securities Trust 2024-
R02 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.800% ) , 5.50% ,
2/25/44 (a) (b) 101
250,000 Connecticut Avenue Securities Trust 2022-
R01 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 6.000% ) , 9.70% ,
12/25/41 (a) (b) 260
250,000 Connecticut Avenue Securities Trust 2021-
R02 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 6.200% ) , 9.90% ,
11/25/41 (a) (b) 258
200,000 Connecticut Avenue Securities Trust 2022-R05
144A , ( U.S. Secured Overnight Financing Rate
Index 30day Average + 7.000% ) , 10.70% ,
4/25/42 (a) (b) 213
250,000 Connecticut Avenue Securities Trust 2022-R04
144A , ( U.S. Secured Overnight Financing Rate
Index 30day Average + 9.500% ) , 13.20% ,
3/25/42 (a) (b) 271
80,000 Constellation Energy Generation LLC , 3.90% ,
1/08/28 80
40,000 CoreWeave Inc. 144A , 9.25% , 6/01/30 (b) 39
186,953 Cross Mortgage Trust 2025-H6 144A , 5.18% ,
7/25/70 (b) (e) 188
81,679 Cross Mortgage Trust 2024-H8 144A , 5.55% ,
12/25/69 (b) (e) 83
200,000 CyrusOne Data Centers Issuer I LLC 2024-2A
144A , 4.50% , 5/20/49 (b) 196
150,000 Daimler Truck Finance North America LLC
144A , 4.95% , 1/13/28 (b) 152
Principal
or Shares Security Description
Value
(000)
150,000 Daimler Truck Finance North America LLC
144A , 5.13% , 9/25/27 (b) $ 153
400,000 Diamond Issuer LLC 2021-1A 144A , 2.31% ,
11/20/51 (b) 387
200,000 Drive Auto Receivables Trust 2025-2 , 4.90% ,
12/15/32 201
99,750 Driven Brands Funding LLC 2025-1A 144A ,
5.30% , 10/20/55 (b) 100
150,000 EMD Finance LLC 144A , 4.13% , 8/15/28 (b) 151
25,000 Enerflex Inc. 144A , 6.88% , 1/15/31 (b) 26
100,000 Exeter Select Automobile Receivables Trust
2025-3 , 4.18% , 12/16/30 100
147,610 Fannie Mae Connecticut Avenue Securities
2016-C06 , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 9.364% ) , 13.06% ,
4/25/29 (a) 155
60,000 Franklin BSP Capital Corp. , 7.20% , 6/15/29 62
82,878 Freddie Mac STACR REMIC Trust 2024-
DNA3 144A , ( U.S. Secured Overnight
Financing Rate Index 30day Average +
1.450% ) , 5.15% , 10/25/44 (a) (b) 83
150,000 Freddie Mac STACR REMIC Trust 2021-
DNA6 2021-DNA6 144A , ( U.S. Secured
Overnight Financing Rate Index 30day Average
+ 7.500% ) , 11.20% , 10/25/41 (a) (b) 156
35,000 Freedom Mortgage Holdings LLC 144A ,
9.25% , 2/01/29 (b) 37
35,000 GE HealthCare Technologies Inc. , 4.15% ,
12/15/28 35
100,000 General Motors Financial Co. Inc. , 5.05% ,
4/04/28 102
70,000 General Motors Financial Co. Inc. , 5.35% ,
7/15/27 71
65,000 General Motors Financial Co. Inc. , 5.40% ,
5/08/27 66
110,000 Goldman Sachs Group Inc. , ( U.S. Secured
Overnight Financing Rate + 1.319% ) , 4.94% ,
4/23/28 (a) 111
90,000 Goldman Sachs Private Credit Corp. 144A ,
5.38% , 1/31/29 (b) 90
100,000 Hess Midstream Operations LP 144A , 5.88% ,
3/01/28 (b) 102
30,000 Hess Midstream Operations LP 144A , 6.50% ,
6/01/29 (b) 31
130,000 Hewlett Packard Enterprise Co. , 4.15% ,
9/15/28 130
97,560 HIH Trust 2024-61P 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.842% ) ,
5.52% , 10/15/41 (a) (b) 98
40,000 Hilton Domestic Operating Co. Inc. 144A ,
5.88% , 4/01/29 (b) 41
25,000 Host Hotels & Resorts LP , 4.25% , 12/15/28 25
100,000 Hotwire Funding LLC 2021-1 144A , 2.66% ,
11/20/51 (b) 98
170,000 HPS Corporate Lending Fund 144A , 5.30% ,
6/05/27 (b) 171
80,000 Hyundai Capital America 144A , 4.25% ,
1/08/29 (b) 80
85,000 Hyundai Capital America 144A , 5.25% ,
1/08/27 (b) 86
67,956 JP Morgan Mortgage Trust 2024-NQM1 144A ,
5.59% , 2/25/64 (b) 69

Payden Mutual Funds
Payden Global Low Duration Fund
continued
Principal
or Shares Security Description
Value
(000)
65,000 JPMorgan Chase & Co. , ( U.S. Secured
Overnight Financing Rate + 1.190% ) , 5.04% ,
1/23/28 (a) $ 66
40,000 KFC Holding Co./Pizza Hut Holdings LLC/
Taco Bell of America LLC 144A , 4.75% ,
6/01/27 (b) 40
105,000 Las Vegas Sands Corp. , 5.90% , 6/01/27 107
100,000 Life Mortgage Trust 2022-BMR2 144A , ( 1
mo. Term Secured Overnight Financing Rate +
1.295% ) , 4.98% , 5/15/39 (a) (b) 97
100,000 Lmdv Issuer Co. LLC 2025-1A 144A , 5.31% ,
12/15/55 (b) 101
70,000 M&T Bank Corp. , ( U.S. Secured Overnight
Financing Rate + 0.930% ) , 4.83% , 1/16/29 (a) 71
200,000 M&T Equipment Notes 2025-1A 144A ,
4.78% , 9/17/29 (b) 203
80,000 Main Street Capital Corp. , 5.40% , 8/15/28 81
70,000 Match Group Holdings II LLC 144A , 5.00% ,
12/15/27 (b) 70
30,000 Meritage Homes Corp. , 5.13% , 6/06/27 30
75,000 Microchip Technology Inc. , 4.90% , 3/15/28 76
250,000 Morgan Stanley Private Bank N.A. , ( U.S.
Secured Overnight Financing Rate + 0.770% ) ,
4.47% , 7/06/28 (a) 252
236,747 Morgan Stanley Residential Mortgage
Loan Trust 2025-NQM8 144A , 4.96% ,
9/25/70 (b) (e) 238
40,000 Mosaic Co. , 4.35% , 1/15/29 40
73,005 New Residential Mortgage Loan Trust 2017-1A
144A , 4.00% , 2/25/57 (b) (e) 72
134,877 New Residential Mortgage Loan Trust 2017-4A
144A , 4.00% , 5/25/57 (b) (e) 132
100,000 NYC Commercial Mortgage Trust 2025-28L
144A , 4.67% , 11/05/38 (b) (e) 101
239,198 OBX Trust 2025-NQM19 144A , 4.87% ,
10/25/65 (b) (e) 240
146,667 OBX Trust 2025-R1 144A , 4.94% , 9/25/62 (b) 147
67,372 OBX Trust 2024-NQM14 144A , 4.94% ,
9/25/64 (b) 68
160,225 OBX Trust 2024-NQM13 144A , 5.12% ,
6/25/64 (b) 161
87,590 OBX Trust 2025-NQM14 144A , 5.16% ,
7/25/65 (b) 88
160,623 OBX Trust 2024-NQM12 144A , 5.48% ,
7/25/64 (b) 162
80,066 OBX Trust 2025-NQM3 144A , 5.65% ,
12/01/64 (b) 81
200,000 Onemain Financial Issuance Trust 2025-1A
144A , 4.82% , 7/14/38 (b) 203
200,000 PFS Financing Corp. 2023-C 144A , 5.52% ,
10/15/28 (b) 202
184,398 RCKT Mortgage Trust 2025-CES8 144A ,
5.15% , 8/25/55 (b) (e) 186
169,519 RCKT Mortgage Trust 2025-CES6 144A ,
5.47% , 6/25/55 (b) 171
168,053 RCKT Mortgage Trust 2025-CES5 144A ,
5.69% , 5/25/55 (b) 171
165,000 Rocket Mortgage LLC/Rocket Mortgage Co.-
Issuer Inc. 144A , 2.88% , 10/15/26 (b) 163
185,000 Santander Holdings USA Inc. , ( U.S. Secured
Overnight Financing Rate + 1.610% ) , 5.47% ,
3/20/29 (a) 189
Principal
or Shares Security Description
Value
(000)
35,000 Santander Holdings USA Inc. , ( U.S. Secured
Overnight Financing Rate + 1.232% ) , 6.12% ,
5/31/27 (a) $ 35
200,000 SBA Tower Trust 144A , 1.63% , 11/15/26 (b) 196
70,000 Sirius XM Radio LLC 144A , 3.13% ,
9/01/26 (b) 70
80,000 South Bow USA Infrastructure Holdings LLC ,
4.91% , 9/01/27 81
30,000 Starwood Property Trust Inc. 144A , 6.50% ,
7/01/30 (b) 31
25,000 Sunoco LP 144A , 7.00% , 5/01/29 (b) 26
35,000 Synchrony Financial , ( U.S. Secured Overnight
Financing Rate + 1.395% ) , 5.02% , 7/29/29 (a) 35
90,000 Synopsys Inc. , 4.65% , 4/01/28 91
70,000 TerraForm Power Operating LLC 144A , 5.00% ,
1/31/28 (b) 70
535,877 Texas Natural Gas Securitization Finance Corp.
2023-1 , 5.10% , 4/01/35 553
75,000 Travel + Leisure Co. 144A , 6.63% , 7/31/26 (b) 75
495,000 U.S. Treasury Note , 3.50% , 10/15/28 494
235,000 U.S. Treasury Note , 3.50% , 11/15/28 234
200,000 U.S. Treasury Note , 3.50% , 1/15/29 200
10,000 U.S. Treasury Note , 3.63% , 8/31/27 10
1,600,000 U.S. Treasury Note , 3.75% , 8/15/27 1,605
455,000 U.S. Treasury Note , 3.75% , 1/31/31 454
785,000 U.S. Treasury Note , 3.88% , 7/31/27 789
100,000 VASA Trust 2021-VASA 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.014% ) ,
4.70% , 7/15/39 (a) (b) 99
100,000 VB-S1 Issuer LLC-VBTEL 2024-1A 144A ,
8.87% , 5/15/54 (b) 103
197,900 Verus Securitization Trust 2025-11 144A ,
4.91% , 11/25/70 (b) (e) 199
242,033 Verus Securitization Trust 2025-9 144A ,
4.94% , 10/27/70 (b) (e) 243
78,378 Verus Securitization Trust 2024-R1 144A ,
5.22% , 9/25/69 (b) (e) 79
40,000 Vistra Operations Co. LLC 144A , 5.00% ,
7/31/27 (b) 40
25,000 Vistra Operations Co. LLC 144A , 5.05% ,
12/30/26 (b) 25
250,000 Volkswagen Group of America Finance LLC
144A , 5.30% , 3/22/27 (b) 253
195,000 Wells Fargo & Co. , ( U.S. Secured Overnight
Financing Rate + 0.880% ) , 4.08% , 9/15/29 (a) 195
160,000 Wells Fargo & Co. , ( U.S. Secured Overnight
Financing Rate + 1.370% ) , 4.97% , 4/23/29 (a) 163
90,000 Wells Fargo & Co. , ( U.S. Secured Overnight
Financing Rate + 1.070% ) , 5.71% , 4/22/28 (a) 92
5,299,633 Wells Fargo Commercial Mortgage Trust 2018-
C46 , 0.90% , 8/15/51 (e) 80
200,000 Wells Fargo Commercial Mortgage Trust
2025-HI 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 1.693% ) , 5.37% ,
10/15/42 (a) (b) 201
300,000 Westlake Automobile Receivables Trust 2024-
1A 144A , 5.55% , 11/15/27 (b) 301
300,000 Westlake Automobile Receivables Trust 2023-
1A 144A , 6.79% , 11/15/28 (b) 307
200,000 Wheels Fleet Lease Funding LLC 2025-2A
144A , 4.41% , 5/18/40 (b) 202
170,000 Whistler Pipeline LLC 144A , 5.40% ,
9/30/29 (b) 176

Principal
or Shares Security Description
Value
(000)
295,500 Wingstop Funding LLC 2020-1A 144A ,
2.84% , 12/05/50 (b) $ 287
20,000 XHR LP 144A , 6.63% , 5/15/30 (b) 21
23,210
Total Bond
(Cost - $37,816) 37,339
Investment Company (3%)
1,014,884 Payden Cash Reserves Money Market Fund *
(Cost - $1,015)
1,015
Total Investments (Cost - $38,831)  (101%)
38,354
Liabilities in excess of Other Assets ( - 1% )
(297)
Net Assets (100%)
$ 38,057
* Affiliated investment.
(a) Floating rate security. The rate shown reflects the rate in effect at January
31, 2026.
(b) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(c) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(d) All or a portion of these securities are on loan. At January 31, 2026, the total market value of the Fund’s securities on loan is $50 and the total market value of the collateral held by the Fund is $52. Amounts in 000s.
(e) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Depreciation
(000s)
Long Contracts:
U.S. Treasury 2-Year Note Future 54 Mar-26 $ 11,259 $ (15) $ (15)
U.S. Treasury 5-Year Note Future 19 Mar-26 2,070 (15) (15)
a a
Total Futures
$(30)